Trade and Other Payables (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Trade And Other Payables [Abstract]
Schedule of Trade and Other Payables
Financial detail
Trade and other payables consisted of the following:

Trade and other payables - Total	As of
(in € thousands)	2022/12/31	2023/06/30
Trade payables	8,613	15,883
Social security costs payables	4,838	3,537
VAT payables	200	880
Taxes payables	316	198
Other payables	1,325	1,207
TOTAL	15,293	21,705

Trade and other payables - Current	As of
(in € thousands)	2022/12/31	2023/06/30
Trade payables	8,613	15,883
Social security costs payables	4,838	3,537
VAT payables	200	880
Taxes payables	316	198
Other payables	877	1,207
TOTAL	14,845	21,705

Trade and other payables - Non current	As of
(in € thousands)	2022/12/31	2023/06/30
Trade payables	—	—
Social security costs payables	—	—
VAT payables	—	—
Taxes payables	—	—
Other payables	448	—
TOTAL	448	—